INVENTORIES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Line Items]
Inventories	€ 17,229	€ 14,467
Changed related to the cost of sales	0	768	€ 1,604
Cost of sales	20,601	21,355	22,180
Adjustment for net realisable value
Inventories [Line Items]
Inventories	(526)	(830)	€ (927)
Obsolescence inventory impairments	1,269	1,010
Adjustment for obsolescence
Inventories [Line Items]
Inventories	0	300
Adjustment for write down
Inventories [Line Items]
Inventories	€ 500	€ 400